REVENUE BY SERVICE (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE	Revenue from ship broking services consisted of the following:
	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Revenue from ship broking services	19,999,294	18,659,141	17,837,611

SCHEDULE OF DISAGGREGATION OF REVENUE

Revenue is disaggregated by the timing of revenue recognition as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Point in time	18,527,513	15,941,178	14,872,295
Over time	1,471,781	2,717,963	2,965,316
Revenue from ship broking services	19,999,294	18,659,141	17,837,611

SCHEDULE OF REVENUE DISAGGREGATED BY COMMISSION

Revenue is further disaggregated by commission type as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Freight commission	16,489,917	13,740,506	13,491,801
Time charter (hire) commission	1,471,781	2,717,963	2,965,316
Demurrage commission	1,628,297	1,430,714	1,226,694
Deviation and other commission	409,299	319,958	153,800
Sale of vessel commission	-	450,000	-
Total	19,999,294	18,659,141	17,837,611